FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Balance Sheets) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,579,665	$ 548,608	¥ 1,144,451		¥ 457,340
Prepayments and other current assets	438,212	67,159	387,713
Amounts due from subsidiaries and VIE	40,935	6,274	19,323
Total current assets	9,158,800	1,403,648	5,690,371
TOTAL ASSETS	10,474,691	1,605,317	7,096,600
Current liabilities:
Other current liabilities | ¥	17,981		14,387
Total current liabilities	2,196,269	336,593	2,324,015
Non-current liabilities:
Long-term loan	1,762,847	270,168	1,859,896
Total non-current liabilities	2,135,819	327,329	2,172,814
TOTAL LIABILITIES	4,332,088	663,922	4,496,829
SHAREHOLDERS' EQUITY
Additional paid-in capital	5,207,631	798,104	2,014,227
Retained earnings	952,001	145,901	526,009
Accumulated other comprehensive income	(48,756)	(7,472)	28,380
Total shareholders' equity	6,111,021	936,555	2,568,731
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	10,474,691	1,605,317	7,096,600
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 137	$ 21	¥ 107
Ordinary shares:
Par value | $ / shares		$ 0.0001		$ 0.0001
Shares authorized	470,000,000	470,000,000	470,000,000
Shares issued	220,505,115	220,505,115	174,918,929
Shares outstanding	220,505,115	220,505,115	174,918,929
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 8	$ 1	¥ 8
Ordinary shares:
Par value | $ / shares		$ 0.0001		$ 0.0001
Shares authorized	30,000,000	30,000,000	30,000,000
Shares issued	13,300,738	13,300,738	13,300,738
Shares outstanding	13,300,738	13,300,738	13,300,738
Parent Company [Member]
Current assets:
Cash and cash equivalents	¥ 145,311	$ 22,270	¥ 26,298
Prepayments and other current assets	890	136	1,221
Amounts due from subsidiaries and VIE	4,446,238	681,416	1,608,095
Total current assets	4,592,439	703,822	1,635,614
Investments in subsidiaries and VIE	3,290,146	504,237	2,796,652
TOTAL ASSETS	7,882,585	1,208,059	4,432,266
Current liabilities:
Other current liabilities	8,717	1,336	3,639
Total current liabilities	8,717	1,336	3,639
Non-current liabilities:
Long-term loan	1,762,847	270,168	1,859,896
Total non-current liabilities	1,762,847	270,168	1,859,896
TOTAL LIABILITIES	1,771,564	271,504	1,863,535
SHAREHOLDERS' EQUITY
Additional paid-in capital	5,207,631	798,104	2,014,227
Retained earnings	952,001	145,901	526,009
Accumulated other comprehensive income	(48,756)	(7,472)	28,380
Total shareholders' equity	6,111,021	936,555	2,568,731
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	7,882,585	1,208,059	4,432,266
Parent Company [Member] | Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 137	$ 21	¥ 107
Ordinary shares:
Shares authorized	470,000,000	470,000,000	470,000,000
Shares issued	220,505,115	220,505,115	174,918,929
Shares outstanding	220,505,115	220,505,115	174,918,929
Parent Company [Member] | Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 8	$ 1	¥ 8
Ordinary shares:
Shares authorized	30,000,000	30,000,000	30,000,000
Shares issued	13,300,738	13,300,738	13,300,738
Shares outstanding	13,300,738	13,300,738	13,300,738